ERIK T. NELSON

(612) 752-7317

FAX (612) 340-2777

nelson.erik@dorsey.com

February 2, 2007

VIA EDGAR SUBMISSION

Ms. Allison White

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Advantus Series Fund, Inc. (the “Registrant”)

Definitive Information Statement Pursuant to Section 14(c) of

the Securities Exchange Act of 1934

(File Nos. 002-96990 and 811-04279)

Ms. White:

Transmitted for filing herewith, pursuant to Rule 240.14c-5(b) under the Securities Act of 1934, is Registrant’s definitive information statement on Schedule 14C referred to above.

This information statement is being provided to security holders of the Registrant’s International Bond Portfolio (the “Portfolio”) in order to inform the security holders of a change in ownership of the Portfolio’s investment sub-adviser. Copies of this definitive information statement are intended to be released to security holders on February 5, 2007. Pursuant to Rule 240.14c-5(b), this definitive information statement is filed not later than the date it is first sent or given to any security holders.

The following information is provided in response to comments you provided to me on January 22, 2007. The changes identified below are reflected in the definitive information statement filed herewith.

•	You requested that the information statement identify the name and address of the Portfolio’s principal underwriter and Administrator in accordance with Item 22(a)(3)(i) of Schedule 14A. That information is included in the definitive information statement.

•	You requested that the information statement state the aggregate amount of fees paid to the investment adviser and subadviser on behalf of the Portfolio during the last fiscal year, in accordance with Item 22(c)(1)(iii) of Schedule 14A. That information is included in the definitive information statement.

•	You requested that we confirm that the investment adviser does not serve as investment adviser to any other fund, registered with the SEC under the 1940, that has an investment objective similar to the investment objective of the

Securities and Exchange Commission

February 2, 2007

Portfolio, in accordance with Item 22(c)(10) of Schedule 14A. We confirm that the Portfolio’s investment adviser does not serve as investment adviser to any other fund, registered with the SEC under the 1940, that has an investment objective similar to the investment objective of the Portfolio, and a statement to that effect is included in the definitive information statement.

In connection with the receipt of comments from the staff of the Securities and Exchange Commission with respect to the above-referenced filing, the Registrant hereby acknowledges that:

1. The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing.

2. Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

3. The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me at the above telephone number or e-mail address if you have any questions concerning this filing. Thank you for your assistance.

Very truly yours,

/S/ Erik T. Nelson

cc:	Eric Bentley
bcc:	Michael J. Radmer